Intangible assets, net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net	Intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Software	22,406	24,468
Distribution and licensing rights	25,248	29,190
Trademark	37	41
Patents	362	370
Developed technology	18,874	19,344
Intangible assets	66,927	73,413
Less: accumulated amortization	(24,236)	(32,291)
Less: impairment	(487)	(453)
Intangible assets, net	42,204	40,669

Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2024	2025
Cost of revenues	3,314	3,335
Research and development expenses	2,238	3,735
Selling, general and administrative expenses	637	534
Total amortization	6,189	7,604

No impairment loss was recorded for the six months ended June 30, 2025. An impairment loss of US$86 was recognized for obsolete software, which was included in selling, general and administrative expenses for the six months ended June 30, 2024.